UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

Charles P. Nelson
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.    REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Profile I Funds (Initial Class)

Semi-Annual Report

June 30, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of the Funds, which includes details as to offering price and other information.

Great-West Conservative Profile I Fund

Summary of Investments by Asset Class as of June 30, 2014

Asset Class	Percentage of Fund Investments
Bond	47.54%
International Equity	6.50%
Large Cap Equity	11.00%
Mid Cap Equity	5.25%
Real Estate Equity	5.00%
Small Cap Equity	2.26%
Fixed Interest Contract	22.45%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/01/2014)	(6/30/2014)	(1/01/2014 - 6/30/2014)

Actual	$1,000.00	$1,042.90	$3.06

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.80	$3.03

*Expenses are equal to the Fund's annualized expense ratio of 0.61% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.36%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Conservative Profile I Fund

Summary of Investments by Asset Class as of June 30, 2014

Asset Class	Percentage of Fund Investments
Bond	32.97%
International Equity	10.54%
Large Cap Equity	17.83%
Mid Cap Equity	8.52%
Real Estate Equity	4.50%
Small Cap Equity	3.68%
Fixed Interest Contract	21.96%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/01/2014)	(6/30/2014)	(1/01/14 - 6/30/2014)

Actual	$1,000.00	$1,047.60	$1.23

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.60	$1.21

*Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.00%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderate Profile I Fund

Summary of Investments by Asset Class as of June 30, 2014

Asset Class	Percentage of Fund Investments
Bond	24.03%
International Equity	14.52%
Large Cap Equity	24.63%
Mid Cap Equity	11.77%
Real Estate Equity	4.01%
Small Cap Equity	5.07%
Fixed Interest Contract	15.97%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/01/2014)	(6/30/2014)	(1/01/14 - 6/30/2014)

Actual	$1,000.00	$1,051.50	$3.38

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.50	$3.34

*Expenses are equal to the Fund's annualized expense ratio of 0.66% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.41%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Aggressive Profile I Fund

Summary of Investments by Asset Class as of June 30, 2014

Asset Class	Percentage of Fund Investments
Bond	18.02%
International Equity	18.02%
Large Cap Equity	30.56%
Mid Cap Equity	14.61%
Real Estate Equity	3.51%
Small Cap Equity	6.30%
Fixed Interest Contract	8.98%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/01/2014)	(6/30/2014)	(1/01/14 - 6/30/2014)

Actual	$1,000.00	$1,055.80	$1.23

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.60	$1.21

*Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.00%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Aggressive Profile I Fund

Summary of Investments by Asset Class as of June 30, 2014

Asset Class	Percentage of Fund Investments
International Equity	25.20%
Large Cap Equity	42.62%
Mid Cap Equity	20.39%
Real Estate Equity	3.00%
Small Cap Equity	8.79%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/01/2014)	(6/30/2014)	(1/01/14 - 6/30/2014)

Actual	$1,000.00	$1,063.70	$4.02

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.90	$3.94

*Expenses are equal to the Fund's annualized expense ratio of 0.78% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.53%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

Great-West Conservative Profile I Fund
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
BOND MUTUAL FUNDS
325,979	Great-West Federated Bond Fund Initial Class(a)	$3,517,316
271,614	Great-West Loomis Sayles Bond Fund Initial Class(a)	3,905,803
202,032	Great-West Putnam High Yield Bond Fund Initial Class(a)	1,773,838
267,774	Great-West Short Duration Bond Fund Initial Class(a)	2,784,850
482,173	Great-West Templeton Global Bond Fund Initial Class(a)	4,730,121
305,551	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	3,694,117
TOTAL BOND MUTUAL FUNDS - 47.55% (Cost $20,064,426)		$20,406,045
EQUITY MUTUAL FUNDS
59,017	Great-West American Century Growth Fund Initial Class(a)	780,790
134,006	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	1,802,383
25,179	Great-West Invesco Small Cap Value Fund Initial Class(a)	323,046
11,287	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	323,818
71,001	Great-West MFS International Growth Fund Initial Class(a)	920,166
159,492	Great-West MFS International Value Fund Initial Class(a)	1,869,244

Shares		Fair Value
Equity Mutual Funds - (continued)
87,859	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$781,069
105,529	Great-West Putnam Equity Income Fund Initial Class(a)	1,579,773
184,358	Great-West Real Estate Index Fund Initial Class(a)	2,144,085
15,667	Great-West Small Cap Growth Fund Initial Class(a)	323,835
75,848	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	1,580,680
19,262	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	450,157
TOTAL EQUITY MUTUAL FUNDS - 30.01% (Cost $11,162,850)		$12,879,046
Account Balance
FIXED INTEREST CONTRACT
9,635,771(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	9,635,771
TOTAL FIXED INTEREST CONTRACT - 22.46% (Cost $9,635,771)		$9,635,771
TOTAL INVESTMENTS - 100.02% (Cost $40,863,047)		$42,920,862
OTHER ASSETS & LIABILITIES, NET - (0.02)%		$(9,019)
TOTAL NET ASSETS - 100.00%		$42,911,843

(a)	Issuer is considered an affiliate of the Fund.

(b)	Account Balance and Cost represent net deposits and approximate fair value.

(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2014.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Great-West Moderately Conservative Profile I Fund
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
BOND MUTUAL FUNDS
455,656	Great-West Federated Bond Fund Initial Class(a)	$4,916,534
376,539	Great-West Loomis Sayles Bond Fund Initial Class(a)	5,414,630
279,587	Great-West Putnam High Yield Bond Fund Initial Class(a)	2,454,771
674,873	Great-West Templeton Global Bond Fund Initial Class(a)	6,620,507
427,379	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	5,167,011
TOTAL BOND MUTUAL FUNDS - 32.97% (Cost $24,144,147)		$24,573,453
EQUITY MUTUAL FUNDS
165,958	Great-West American Century Growth Fund Initial Class(a)	2,195,618
377,856	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	5,082,170
71,340	Great-West Invesco Small Cap Value Fund Initial Class(a)	915,294
31,895	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	915,063
199,495	Great-West MFS International Growth Fund Initial Class(a)	2,585,457
449,859	Great-West MFS International Value Fund Initial Class(a)	5,272,354

Shares		Fair Value
Equity Mutual Funds - (continued)
246,951	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$2,195,394
297,186	Great-West Putnam Equity Income Fund Initial Class(a)	4,448,879
288,199	Great-West Real Estate Index Fund Initial Class(a)	3,351,750
44,282	Great-West Small Cap Growth Fund Initial Class(a)	915,306
213,619	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	4,451,813
54,328	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,269,652
TOTAL EQUITY MUTUAL FUNDS - 45.09% (Cost $28,391,074)		$33,598,750
Account Balance
FIXED INTEREST CONTRACT
16,367,787(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	16,367,787
TOTAL FIXED INTEREST CONTRACT - 21.96% (Cost $16,367,787)		$16,367,787
TOTAL INVESTMENTS - 100.02% (Cost $68,903,008)		$74,539,990
OTHER ASSETS & LIABILITIES, NET - (0.02)%		$(15,367)
TOTAL NET ASSETS - 100.00%		$74,524,623

(a)	Issuer is considered an affiliate of the Fund.

(b)	Account Balance and Cost represent net deposits and approximate fair value.

(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2014.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Great-West Moderate Profile I Fund
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
BOND MUTUAL FUNDS
869,628	Great-West Federated Bond Fund Initial Class(a)	$9,383,291
720,360	Great-West Loomis Sayles Bond Fund Initial Class(a)	10,358,780
535,494	Great-West Putnam High Yield Bond Fund Initial Class(a)	4,701,633
1,288,457	Great-West Templeton Global Bond Fund Initial Class(a)	12,639,760
815,384	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	9,857,993
TOTAL BOND MUTUAL FUNDS - 24.04% (Cost $45,926,018)		$46,941,457
EQUITY MUTUAL FUNDS
600,742	Great-West American Century Growth Fund Initial Class(a)	7,947,813
1,368,631	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	18,408,081
256,365	Great-West Invesco Small Cap Value Fund Initial Class(a)	3,289,164
115,122	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	3,302,865
720,500	Great-West MFS International Growth Fund Initial Class(a)	9,337,678
1,623,427	Great-West MFS International Value Fund Initial Class(a)	19,026,567

(a)	Issuer is considered an affiliate of the Fund.

Shares		Fair Value
Equity Mutual Funds - (continued)
894,606	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$7,953,044
1,074,912	Great-West Putnam Equity Income Fund Initial Class(a)	16,091,432
673,644	Great-West Real Estate Index Fund Initial Class(a)	7,834,484
159,631	Great-West Small Cap Growth Fund Initial Class(a)	3,299,581
773,110	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	16,111,615
196,261	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	4,586,619
TOTAL EQUITY MUTUAL FUNDS - 60.01% (Cost $98,232,696)		$117,188,943
Account Balance
FIXED INTEREST CONTRACT
31,198,678(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	31,198,678
TOTAL FIXED INTEREST CONTRACT - 15.97% (Cost $31,198,678)		$31,198,678
TOTAL INVESTMENTS - 100.02% (Cost $175,357,392)		$195,329,078
OTHER ASSETS & LIABILITIES, NET - (0.02)%		$(41,282)
TOTAL NET ASSETS - 100.00%		$195,287,796

(b)	Account Balance and Cost represent net deposits and approximate fair value.

(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2014.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Great-West Moderately Aggressive Profile I Fund
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
BOND MUTUAL FUNDS
540,419	Great-West Federated Bond Fund Initial Class(a)	$5,831,121
448,159	Great-West Loomis Sayles Bond Fund Initial Class(a)	6,444,528
333,146	Great-West Putnam High Yield Bond Fund Initial Class(a)	2,925,018
801,165	Great-West Templeton Global Bond Fund Initial Class(a)	7,859,430
506,858	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	6,127,915
TOTAL BOND MUTUAL FUNDS - 18.02% (Cost $28,609,041)		$29,188,012
EQUITY MUTUAL FUNDS
617,927	Great-West American Century Growth Fund Initial Class(a)	8,175,174
1,407,711	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	18,933,714
264,572	Great-West Invesco Small Cap Value Fund Initial Class(a)	3,394,462
118,800	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	3,408,370
742,427	Great-West MFS International Growth Fund Initial Class(a)	9,621,862
1,669,704	Great-West MFS International Value Fund Initial Class(a)	19,568,938

Shares		Fair Value
Equity Mutual Funds - (continued)
920,346	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$8,181,876
1,106,630	Great-West Putnam Equity Income Fund Initial Class(a)	16,566,249
488,857	Great-West Real Estate Index Fund Initial Class(a)	5,685,407
164,820	Great-West Small Cap Growth Fund Initial Class(a)	3,406,821
795,693	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	16,582,240
202,273	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	4,727,111
TOTAL EQUITY MUTUAL FUNDS - 73.02% (Cost $94,051,925)		$118,252,224
Account Balance
FIXED INTEREST CONTRACT
14,549,695(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	14,549,695
TOTAL FIXED INTEREST CONTRACT - 8.98% (Cost $14,549,695)		$14,549,695
TOTAL INVESTMENTS - 100.02% (Cost $137,210,661)		$161,989,931
OTHER ASSETS & LIABILITIES, NET - (0.02)%		$(34,192)
TOTAL NET ASSETS - 100.00%		$161,955,739

(a)	Issuer is considered an affiliate of the Fund.

(b)	Account Balance and Cost represent net deposits and approximate fair value.

(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2014.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Great-West Aggressive Profile I Fund
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
EQUITY MUTUAL FUNDS
469,881	Great-West American Century Growth Fund Initial Class(a)	$6,216,531
1,072,504	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	14,425,173
201,596	Great-West Invesco Small Cap Value Fund Initial Class(a)	2,586,471
90,243	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	2,589,077
565,917	Great-West MFS International Growth Fund Initial Class(a)	7,334,283
1,274,459	Great-West MFS International Value Fund Initial Class(a)	14,936,655
699,358	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	6,217,294
842,403	Great-West Putnam Equity Income Fund Initial Class(a)	12,610,770

Shares		Fair Value
Equity Mutual Funds - (continued)
228,236	Great-West Real Estate Index Fund Initial Class(a)	$2,654,388
125,195	Great-West Small Cap Growth Fund Initial Class(a)	2,587,787
605,716	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	12,623,124
153,981	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	3,598,544
TOTAL EQUITY MUTUAL FUNDS - 100.02% (Cost $72,397,482)		$88,380,097
TOTAL INVESTMENTS - 100.02% (Cost $72,397,482)		$88,380,097
OTHER ASSETS & LIABILITIES, NET - (0.02)%		$(18,635)
TOTAL NET ASSETS - 100.00%		$88,361,462

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2014 (Unaudited)
	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund
ASSETS:
Investments at fair value, affiliated(a)	$42,920,862	$74,539,990	$195,329,078
Subscriptions receivable	86,880	10,735	31,487
Receivable for investments sold	—	38,937	19,061
Total Assets	43,007,742	74,589,662	195,379,626
LIABILITIES:
Payable to investment adviser	9,019	15,367	41,281
Redemptions payable	1,555	49,672	50,549
Payable for investments purchased	85,325	—	—
Total Liabilities	95,899	65,039	91,830
NET ASSETS	$42,911,843	$74,524,623	$195,287,796
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$486,582	$791,342	$1,989,808
Paid-in capital in excess of par	45,782,809	77,465,728	216,060,032
Net unrealized appreciation on investments	2,057,815	5,636,982	19,971,686
Undistributed net investment income	379,315	690,373	728,638
Accumulated net realized loss on investments	(5,794,678)	(10,059,802)	(43,462,368)
NET ASSETS	$42,911,843	$74,524,623	$195,287,796
CAPITAL STOCK:
Authorized	100,000,000	100,000,000	100,000,000
Issued and Outstanding	4,865,822	7,913,416	19,898,075
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$8.82	$9.42	$9.81
(a) Cost of investments, affiliated	$40,863,047	$68,903,008	$175,357,392

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2014 (Unaudited)
	Great-West Moderately Aggressive Profile I Fund	Great-West Aggressive Profile I Fund
ASSETS:
Investments at fair value, affiliated(a)	$161,989,931	$88,380,097
Subscriptions receivable	28,927	20,410
Total Assets	162,018,858	88,400,507
LIABILITIES:
Payable to investment adviser	34,192	18,635
Redemptions payable	8,666	9,637
Payable for investments purchased	20,261	10,773
Total Liabilities	63,119	39,045
NET ASSETS	$161,955,739	$88,361,462
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,512,326	$757,059
Paid-in capital in excess of par	185,004,434	95,011,320
Net unrealized appreciation on investments	24,779,270	15,982,615
Undistributed net investment income	2,778,913	1,696,415
Accumulated net realized loss on investments	(52,119,204)	(25,085,947)
NET ASSETS	$161,955,739	$88,361,462
CAPITAL STOCK:
Authorized	100,000,000	100,000,000
Issued and Outstanding	15,123,257	7,570,590
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$10.71	$11.67
(a) Cost of investments, affiliated	$137,210,661	$72,397,482

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2014 (Unaudited)
	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund
INVESTMENT INCOME:
Interest, affiliated	$70,531	$115,643	$237,252
Dividends, affiliated	248,111	363,835	851,173
Total Income	318,642	479,478	1,088,425
EXPENSES:
Management fees	50,873	85,313	241,287
Total Expenses	50,873	85,313	241,287
NET INVESTMENT INCOME	267,769	394,165	847,138
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	266,387	448,171	4,228,119
Net change in unrealized appreciation on investments	1,196,324	2,365,740	4,893,696
Net Realized and Unrealized Gain on Investments	1,462,711	2,813,911	9,121,815
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,730,480	$3,208,076	$9,968,953

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2014 (Unaudited)
	Great-West Moderately Aggressive Profile I Fund	Great-West Aggressive Profile I Fund
INVESTMENT INCOME:
Interest, affiliated	$107,428	$—
Dividends, affiliated	650,766	250,395
Total Income	758,194	250,395
EXPENSES:
Management fees	193,936	104,403
Total Expenses	193,936	104,403
NET INVESTMENT INCOME	564,258	145,992
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	1,853,156	1,123,234
Net change in unrealized appreciation on investments	6,216,691	4,039,802
Net Realized and Unrealized Gain on Investments	8,069,847	5,163,036
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,634,105	$5,309,028

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013
	2014 (Unaudited)	2013
Great-West Conservative Profile I Fund
OPERATIONS:
Net investment income	$267,769	$953,067
Net realized gain on investments	266,387	2,056,690
Net change in unrealized appreciation (depreciation) on investments	1,196,324	(294,061)
Net Increase in Net Assets Resulting from Operations	1,730,480	2,715,696
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(266,805)	(807,495)
From net realized gains	—	(1,176,584)
Total Distributions	(266,805)	(1,984,079)
CAPITAL SHARE TRANSACTIONS:
Shares sold	6,466,943	11,085,673
Shares issued in reinvestment of distributions	266,805	1,984,079
Shares redeemed	(4,037,021)	(9,757,385)
Net Increase in Net Assets Resulting from Capital Share Transactions	2,696,727	3,312,367
Total Increase in Net Assets	4,160,402	4,043,984
NET ASSETS:
Beginning of period	38,751,441	34,707,457
End of period(a)	$42,911,843	$38,751,441
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	749,663	1,285,259
Shares issued in reinvestment of distributions	30,319	233,578
Shares redeemed	(466,724)	(1,124,756)
Net Increase	313,258	394,081
(a) Including undistributed net investment income:	$379,315	$378,351

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013
	2014 (Unaudited)	2013
Great-West Moderately Conservative Profile I Fund
OPERATIONS:
Net investment income	$394,165	$1,762,547
Net realized gain on investments	448,171	4,025,002
Net change in unrealized appreciation on investments	2,365,740	1,031,470
Net Increase in Net Assets Resulting from Operations	3,208,076	6,819,019
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(392,597)	(1,376,234)
From net realized gains	—	(2,122,427)
Total Distributions	(392,597)	(3,498,661)
CAPITAL SHARE TRANSACTIONS:
Shares sold	10,104,983	18,494,451
Shares issued in reinvestment of distributions	392,597	3,498,661
Shares redeemed	(5,014,280)	(13,751,162)
Net Increase in Net Assets Resulting from Capital Share Transactions	5,483,300	8,241,950
Total Increase in Net Assets	8,298,779	11,562,308
NET ASSETS:
Beginning of period	66,225,844	54,663,536
End of period(a)	$74,524,623	$66,225,844
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,093,310	2,056,714
Shares issued in reinvestment of distributions	41,766	388,676
Shares redeemed	(546,458)	(1,516,273)
Net Increase	588,618	929,117
(a) Including undistributed net investment income:	$690,373	$688,805

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013
	2014 (Unaudited)	2013
Great-West Moderate Profile I Fund
OPERATIONS:
Net investment income	$847,138	$4,778,260
Net realized gain on investments	4,228,119	13,837,108
Net change in unrealized appreciation on investments	4,893,696	4,714,087
Net Increase in Net Assets Resulting from Operations	9,968,953	23,329,455
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(846,692)	(5,015,971)
From net realized gains	—	(5,764,143)
Total Distributions	(846,692)	(10,780,114)
CAPITAL SHARE TRANSACTIONS:
Shares sold	59,428,544	24,905,456
Shares issued in reinvestment of distributions	846,692	10,780,114
Shares redeemed	(33,812,608)	(36,737,152)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	26,462,628	(1,051,582)
Total Increase in Net Assets	35,584,889	11,497,759
NET ASSETS:
Beginning of period	159,702,907	148,205,148
End of period(a)	$195,287,796	$159,702,907
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	6,351,160	2,672,810
Shares issued in reinvestment of distributions	86,485	1,154,826
Shares redeemed	(3,580,937)	(3,913,228)
Net Increase (Decrease)	2,856,708	(85,592)
(a) Including undistributed net investment income:	$728,638	$728,192

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013
	2014 (Unaudited)	2013
Great-West Moderately Aggressive Profile I Fund
OPERATIONS:
Net investment income	$564,258	$4,967,084
Net realized gain on investments	1,853,156	17,176,223
Net change in unrealized appreciation on investments	6,216,691	4,923,274
Net Increase in Net Assets Resulting from Operations	8,634,105	27,066,581
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(567,438)	(2,487,577)
From net realized gains	—	(7,089,713)
Total Distributions	(567,438)	(9,577,290)
CAPITAL SHARE TRANSACTIONS:
Shares sold	12,666,117	22,972,605
Shares issued in reinvestment of distributions	567,438	9,577,290
Shares redeemed	(12,516,367)	(30,808,147)
Net Increase in Net Assets Resulting from Capital Share Transactions	717,188	1,741,748
Total Increase in Net Assets	8,783,855	19,231,039
NET ASSETS:
Beginning of period	153,171,884	133,940,845
End of period(a)	$161,955,739	$153,171,884
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,226,242	2,317,893
Shares issued in reinvestment of distributions	53,131	946,409
Shares redeemed	(1,208,165)	(3,059,267)
Net Increase	71,208	205,035
(a) Including undistributed net investment income:	$2,778,913	$2,782,093

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013
	2014 (Unaudited)	2013
Great-West Aggressive Profile I Fund
OPERATIONS:
Net investment income	$145,992	$3,054,425
Net realized gain on investments	1,123,234	11,482,723
Net change in unrealized appreciation on investments	4,039,802	4,435,802
Net Increase in Net Assets Resulting from Operations	5,309,028	18,972,950
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(150,223)	(1,353,779)
From net realized gains	—	(5,766,625)
Total Distributions	(150,223)	(7,120,404)
CAPITAL SHARE TRANSACTIONS:
Shares sold	7,302,823	12,584,592
Shares issued in reinvestment of distributions	150,223	7,120,404
Shares redeemed	(6,550,973)	(15,202,481)
Net Increase in Net Assets Resulting from Capital Share Transactions	902,073	4,502,515
Total Increase in Net Assets	6,060,878	16,355,061
NET ASSETS:
Beginning of period	82,300,584	65,945,523
End of period(a)	$88,361,462	$82,300,584
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	655,181	1,179,628
Shares issued in reinvestment of distributions	12,917	650,667
Shares redeemed	(585,371)	(1,403,673)
Net Increase	82,727	426,622
(a) Including undistributed net investment income:	$1,696,415	$1,700,646

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Cash Flows

As of June 30, 2014 (Unaudited)
Great-West Conservative Profile I Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$1,730,480
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(5,570,702)
Proceeds from sale of investments	2,943,107
Increase in accrued interest on Great-West Life & Annuity Contract	(70,531)
Net realized gain on investments	(266,387)
Net change in unrealized appreciation on investments	(1,196,324)
Increase in payable to investment adviser	435
Decrease in payable for investments purchased	(19,986)
Net Cash Provided by Operating Activities	(2,449,908)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	6,498,225
Payment on shares redeemed	(4,048,317)
Net Cash Used in Financing Activities	2,449,908
Net Increase in Cash	0
CASH:
Beginning of period	0
End of period	$0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$266,805

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Cash Flows

As of June 30, 2014 (Unaudited)
Great-West Moderately Conservative Profile I Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$3,208,076
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(9,203,873)
Proceeds from sale of investments	3,833,896
Increase in accrued interest on Great-West Life & Annuity Contract	(115,643)
Net realized gain on investments	(448,171)
Net change in unrealized appreciation on investments	(2,365,740)
Increase in receivable for investments sold	(14,572)
Increase in payable to investment adviser	752
Net Cash Provided by Operating Activities	(5,105,275)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	10,117,961
Payment on shares redeemed	(5,012,686)
Net Cash Used in Financing Activities	5,105,275
Net Increase in Cash	0
CASH:
Beginning of period	0
End of period	$0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$392,597

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Cash Flows

As of June 30, 2014 (Unaudited)
Great-West Moderate Profile I Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$9,968,953
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(56,004,198)
Proceeds from sale of investments	29,772,291
Increase in accrued interest on Great-West Life & Annuity Contract	(237,252)
Net realized gain on investments	(4,228,119)
Net change in unrealized appreciation on investments	(4,893,696)
Increase in receivable for investments sold	(15,970)
Increase in payable to investment adviser	6,084
Net Cash Provided by Operating Activities	(25,631,907)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	59,450,911
Payment on shares redeemed	(33,819,004)
Net Cash Used in Financing Activities	25,631,907
Net Increase in Cash	0
CASH:
Beginning of period	0
End of period	$0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$846,692

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009
Great-West Conservative Profile I Fund - Initial Class
NET ASSET VALUE, BEGINNING OF PERIOD	$8.51	$8.35	$7.95	$8.38	$9.39	$8.18
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06(a)	0.22(a)	0.20(a)	0.18	0.20	0.25
Net realized and unrealized gain (loss)	0.31	0.39	0.52	(0.10)	0.60	1.39
Total From Investment Operations	0.37	0.61	0.72	0.08	0.80	1.64
LESS DISTRIBUTIONS:
From return of capital	—	—	(0.04)	(0.01)	—	—
From net investment income	(0.06)	(0.18)	(0.17)	(0.17)	(0.20)	(0.26)
From net realized gains	—	(0.27)	(0.11)	(0.33)	(1.61)	(0.17)
Total Distributions	(0.06)	(0.45)	(0.32)	(0.51)	(1.81)	(0.43)
NET ASSET VALUE, END OF PERIOD	$8.82	$8.51	$8.35	$7.95	$8.38	$9.39
TOTAL RETURN(b)	4.29%(c)	7.55%	9.02%	1.06%	8.73%	20.39%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$42,912	$38,751	$34,707	$32,036	$28,098	$52,967
Ratio of expenses to average net assets(d)	0.25%(e)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets(d)	1.32%(e)	2.51%	2.35%	2.62%	2.00%	2.67%
Portfolio turnover rate	7%(c)	39%	30%	29%	40%	33%

(a)	Per share amounts are based upon average shares outstanding.

(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(c)	Not annualized for periods less than one full year.

(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(e)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009
Great-West Moderately Conservative Profile I Fund - Initial Class
NET ASSET VALUE, BEGINNING OF PERIOD	$9.04	$8.55	$7.97	$8.62	$9.15	$7.83
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05(a)	0.26(a)	0.17(a)	0.18	0.15	0.17
Net realized and unrealized gain (loss)	0.38	0.73	0.67	(0.19)	0.75	1.54
Total From Investment Operations	0.43	0.99	0.84	(0.01)	0.90	1.71
LESS DISTRIBUTIONS:
From return of capital	—	—	(0.03)	—	—	—
From net investment income	(0.05)	(0.20)	(0.15)	(0.15)	(0.15)	(0.18)
From net realized gains	—	(0.30)	(0.08)	(0.49)	(1.28)	(0.21)
Total Distributions	(0.05)	(0.50)	(0.26)	(0.64)	(1.43)	(0.39)
NET ASSET VALUE, END OF PERIOD	$9.42	$9.04	$8.55	$7.97	$8.62	$9.15
TOTAL RETURN(b)	4.76%(c)	11.83%	10.59%	(0.07%)	10.04%	22.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$74,525	$66,226	$54,664	$48,765	$44,292	$70,893
Ratio of expenses to average net assets(d)	0.25%(e)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets(d)	1.15%(e)	2.88%	2.07%	2.26%	1.51%	1.96%
Portfolio turnover rate	6%(c)	33%	30%	35%	43%	31%

(a)	Per share amounts are based upon average shares outstanding.

(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(c)	Not annualized for periods less than one full year.

(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(e)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009
Great-West Moderate Profile I Fund - Initial Class
NET ASSET VALUE, BEGINNING OF PERIOD	$9.37	$8.65	$8.27	$9.23	$9.17	$7.68
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04(a)	0.28(a)	0.14(a)	0.16	0.12	0.13
Net realized and unrealized gain (loss)	0.44	1.11	0.86	(0.28)	0.92	1.72
Total From Investment Operations	0.48	1.39	1.00	(0.12)	1.04	1.85
LESS DISTRIBUTIONS:
From return of capital	—	—	(0.18)	—	—	—
From net investment income	(0.04)	(0.31)	(0.01)	(0.13)	(0.12)	(0.14)
From net realized gains	—	(0.36)	(0.43)	(0.71)	(0.86)	(0.22)
Total Distributions	(0.04)	(0.67)	(0.62)	(0.84)	(0.98)	(0.36)
NET ASSET VALUE, END OF PERIOD	$9.81	$9.37	$8.65	$8.27	$9.23	$9.17
TOTAL RETURN(b)	5.15%(c)	16.16%	12.25%	(1.26%)	11.54%	24.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$195,288	$159,703	$148,205	$178,263	$182,012	$294,910
Ratio of expenses to average net assets(d)	0.25%(e)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets(d)	0.88%(e)	3.04%	1.62%	1.82%	1.21%	1.54%
Portfolio turnover rate	16%(c)	31%	24%	32%	32%	26%

(a)	Per share amounts are based upon average shares outstanding.

(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(c)	Not annualized for periods less than one full year.

(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(e)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009
Great-West Moderately Aggressive Profile I Fund - Initial Class
NET ASSET VALUE, BEGINNING OF PERIOD	$10.18	$9.02	$8.13	$9.15	$8.85	$7.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04(a)	0.33(a)	0.13(a)	0.13	0.11	0.12
Net realized and unrealized gain (loss)	0.53	1.50	1.00	(0.33)	1.04	1.90
Total From Investment Operations	0.57	1.83	1.13	(0.20)	1.15	2.02
LESS DISTRIBUTIONS:
From return of capital	—	—	(0.09)	(0.00)(b)	—	—
From net investment income	(0.04)	(0.17)	(0.05)	(0.12)	(0.11)	(0.13)
From net realized gains	—	(0.50)	(0.10)	(0.70)	(0.74)	(0.18)
Total Distributions	(0.04)	(0.67)	(0.24)	(0.82)	(0.85)	(0.31)
NET ASSET VALUE, END OF PERIOD	$10.71	$10.18	$9.02	$8.13	$9.15	$8.85
TOTAL RETURN(c)	5.58%(d)	20.41%	13.89%	(2.16%)	13.16%	28.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$161,956	$153,172	$133,941	$132,812	$138,164	$275,109
Ratio of expenses to average net assets(e)	0.25%(f)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets(e)	0.73%(f)	3.35%	1.47%	1.52%	1.08%	1.47%
Portfolio turnover rate	6%(d)	29%	28%	35%	27%	24%

(a)	Per share amounts are based upon average shares outstanding.

(b)	Amount was less than $0.01 per share.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(f)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009
Great-West Aggressive Profile I Fund - Initial Class
NET ASSET VALUE, BEGINNING OF PERIOD	$10.99	$9.34	$8.14	$9.19	$8.18	$6.29
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.02(a)	0.43(a)	0.08(a)	0.09	0.06	0.06
Net realized and unrealized gain (loss)	0.68	2.26	1.26	(0.50)	1.21	2.00
Total From Investment Operations	0.70	2.69	1.34	(0.41)	1.27	2.06
LESS DISTRIBUTIONS:
From return of capital	—	—	(0.06)	(0.00)(b)	—	—
From net investment income	(0.02)	(0.20)	(0.02)	(0.09)	(0.06)	(0.06)
From net realized gains	—	(0.84)	(0.06)	(0.55)	(0.20)	(0.11)
Total Distributions	(0.02)	(1.04)	(0.14)	(0.64)	(0.26)	(0.17)
NET ASSET VALUE, END OF PERIOD	$11.67	$10.99	$9.34	$8.14	$9.19	$8.18
TOTAL RETURN(c)	6.37%(d)	28.85%	16.45%	(4.41%)	15.55%	33.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$88,361	$82,301	$65,946	$64,945	$68,514	$115,560
Ratio of expenses to average net assets(e)	0.25%(f)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets(e)	0.35%(f)	4.03%	0.85%	0.78%	0.57%	0.68%
Portfolio turnover rate	5%(d)	27%	32%	35%	29%	23%

(a)	Per share amounts are based upon average shares outstanding.

(b)	Amount was less than $0.01 per share.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

(f)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Notes to Financial Statements
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Conservative Profile I Fund, Great-West Moderately Conservative Profile I Fund, Great-West Moderate Profile I Fund, Great-West Moderately Aggressive Profile I Fund and Great-West Aggressive Profile I Fund (each a Fund, collectively the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile I Fund; to seek capital appreciation primarily through investments in underlying funds of Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile I Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile I Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile I Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile I Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

Each of the Funds offer two share classes, referred to as Inital Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis.  The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Funds classify valuations into three levels based upon the transparency of inputs to the valuation of each Fund’s investments.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Semi-Annual Report - June 30, 2014

Level 1 - Unadjusted quoted prices for identical securities in active markets.

Level 2 - Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 - Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances. A Statement of Cash Flows is included for the Funds considered to have a substantial percentage of investments not classified as a Level 1 or Level 2.

As of June 30, 2014, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

The following is a reconciliation of change in Level 3 assets during the period ended June 30, 2014:

	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund	Great-West Moderately Aggressive Profile I Fund
Beginning Balance, January 1, 2014	$8,672,933	$14,443,101	$25,288,048	$13,610,775
Total realized gains (loss)	—	—	—	—
Total unrealized gain (loss) relating to investments not held at reporting date	—	—	—	—
Total unrealized gain (loss) relating to investments still held at reporting date	—	—	—	—
Total interest received	70,531	115,643	237,252	107,428
Purchases	1,209,496	2,277,665	9,381,662	1,390,189
Sales	(317,189)	(468,622)	(3,708,284)	(558,697)
Transfers into Level 3	—	—	—	—
Transfers (out of) Level 3	—	—	—	—
Ending Balance, June 30, 2014	$9,635,771	$16,367,787	$31,198,678	$14,549,695

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model.  The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input).  The Funds consider the credit risk input to be a significant unobservable input.  As of June 30, 2014, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Distributions to Shareholders

Distributions from net investment income of the Funds, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Federal Taxes

Each Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its net taxable income and net

Semi-Annual Report - June 30, 2014

capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Each Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Funds' U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Funds' Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: disallowed losses and distribution adjustments. The differences have no impact on net assets or the results of operations. The character of distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by each Fund.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services - Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Funds adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $213,625 for the period ended June 30, 2014.

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single

Semi-Annual Report - June 30, 2014

corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended June 30, 2014, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Great-West Conservative Profile I Fund
Affiliate	Shares Held/Account Balance 6/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2014
Great-West American Century Growth Fund Initial Class	59,017	$714,606	$130,527	$81,167	$29,100	$1,191	$780,790
Great-West Federated Bond Fund Initial Class	325,979	3,156,470	421,461	166,066	1,746	41,610	3,517,316
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	134,006	1,658,204	245,572	222,898	48,068	3,962	1,802,383
Great-West Invesco Small Cap Value Fund Initial Class	25,179	296,448	66,731	65,122	(929)	300	323,046
Great-West Life & Annuity Contract	9,635,771	8,672,933	1,209,496	317,189	—	70,531	9,635,771
Great-West Loomis Sayles Bond Fund Initial Class	271,614	3,481,077	437,748	186,594	354	57,976	3,905,803
Great-West Loomis Sayles Small Cap Value Fund Initial Class	11,287	295,479	61,245	44,284	2,585	685	323,818
Great-West MFS International Growth Fund Initial Class	71,001	848,042	129,182	63,648	17,674	—	920,166
Great-West MFS International Value Fund Initial Class	159,492	1,710,801	249,670	139,725	52,402	—	1,869,244
Great-West Multi-Manager Large Cap Growth Fund Initial Class	87,859	724,924	144,493	108,921	9,223	615	781,069
Great-West Putnam Equity Income Fund Initial Class	105,529	1,444,817	220,744	121,197	78,032	8,689	1,579,773
Great-West Putnam High Yield Bond Fund Initial Class	202,032	1,582,488	226,717	76,513	4,603	38,620	1,773,838
Great-West Real Estate Index Fund Initial Class	184,358	1,930,629	233,377	371,198	(37,816)	23,257	2,144,085
Great-West Short Duration Bond Fund Initial Class	267,774	2,504,749	361,562	86,796	2,177	18,852	2,784,850
Great-West Small Cap Growth Fund Initial Class	15,667	303,148	99,771	74,767	(8,864)	—	323,835
Great-West T. Rowe Price Equity Income Fund Initial Class	75,848	1,441,598	213,490	102,947	53,601	12,070	1,580,680
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	19,262	412,016	82,108	51,419	19,499	—	450,157
Great-West Templeton Global Bond Fund Initial Class	482,173	4,269,836	573,289	225,308	(1,020)	1,916	4,730,121
Great-West U.S. Government Mortgage Securities Fund Initial Class	305,551	3,311,760	463,520	170,962	(4,048)	38,368	3,694,117
					$266,387	$318,642	$42,920,862

Semi-Annual Report - June 30, 2014

Great-West Moderately Conservative Profile I Fund
Affiliate	Shares Held/Account Balance 6/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2014
Great-West American Century Growth Fund Initial Class	165,958	$1,972,189	$250,332	$102,963	$45,420	$3,357	$2,195,618
Great-West Federated Bond Fund Initial Class	455,656	4,319,110	646,127	190,089	1,745	57,719	4,916,534
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	377,856	4,579,241	466,188	322,001	96,967	11,165	5,082,170
Great-West Invesco Small Cap Value Fund Initial Class	71,340	816,981	141,388	84,134	23,861	850	915,294
Great-West Life & Annuity Contract	16,367,787	14,443,101	2,277,665	468,622	—	115,643	16,367,787
Great-West Loomis Sayles Bond Fund Initial Class	376,539	4,786,858	635,368	238,984	280	81,747	5,414,630
Great-West Loomis Sayles Small Cap Value Fund Initial Class	31,895	815,366	132,922	49,128	21,680	1,941	915,063
Great-West MFS International Growth Fund Initial Class	199,495	2,334,479	305,245	107,147	9,640	—	2,585,457
Great-West MFS International Value Fund Initial Class	449,859	4,733,800	533,743	180,149	84,156	—	5,272,354
Great-West Multi-Manager Large Cap Growth Fund Initial Class	246,951	2,003,109	282,294	142,326	25,558	1,733	2,195,394
Great-West Putnam Equity Income Fund Initial Class	297,186	3,987,730	446,977	201,147	87,430	24,469	4,448,879
Great-West Putnam High Yield Bond Fund Initial Class	279,587	2,173,353	338,346	109,857	6,224	54,432	2,454,771
Great-West Real Estate Index Fund Initial Class	288,199	2,940,189	388,657	497,866	(51,778)	36,578	3,351,750
Great-West Small Cap Growth Fund Initial Class	44,282	833,892	209,217	102,617	(10,956)	—	915,306
Great-West T. Rowe Price Equity Income Fund Initial Class	213,619	3,982,125	481,626	144,838	85,401	34,015	4,451,813
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	54,328	1,137,233	164,267	79,189	24,835	—	1,269,652
Great-West Templeton Global Bond Fund Initial Class	674,873	5,848,950	782,423	159,327	1,356	2,711	6,620,507
Great-West U.S. Government Mortgage Securities Fund Initial Class	427,379	4,532,753	721,088	205,339	(3,648)	53,118	5,167,011
					$448,171	$479,478	$74,539,990

Semi-Annual Report - June 30, 2014

Great-West Moderate Profile I Fund
Affiliate	Shares Held/Account Balance 6/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2014
Great-West American Century Growth Fund Initial Class	600,742	$6,552,033	$2,184,652	$1,018,858	$250,884	$12,304	$7,947,813
Great-West Federated Bond Fund Initial Class	869,628	7,563,677	2,943,623	1,430,773	(4,205)	113,142	9,383,291
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,368,631	15,145,574	4,780,405	2,606,438	702,162	41,176	18,408,081
Great-West Invesco Small Cap Value Fund Initial Class	256,365	2,690,379	998,403	531,452	121,798	3,137	3,289,164
Great-West Life & Annuity Contract	31,198,678	25,288,048	9,381,662	3,708,284	—	237,252	31,198,678
Great-West Loomis Sayles Bond Fund Initial Class	720,360	8,380,714	3,088,272	1,609,686	(10,317)	155,045	10,358,780
Great-West Loomis Sayles Small Cap Value Fund Initial Class	115,122	2,697,404	973,158	308,936	202,084	7,158	3,302,865
Great-West MFS International Growth Fund Initial Class	720,500	7,778,527	2,575,553	933,737	336,090	—	9,337,678
Great-West MFS International Value Fund Initial Class	1,623,427	15,765,232	5,123,973	1,952,589	966,908	—	19,026,567
Great-West Multi-Manager Large Cap Growth Fund Initial Class	894,606	6,581,068	2,216,175	993,099	158,610	6,331	7,953,044
Great-West Putnam Equity Income Fund Initial Class	1,074,912	13,262,169	4,255,509	1,843,538	771,548	89,960	16,091,432
Great-West Putnam High Yield Bond Fund Initial Class	535,494	3,804,882	1,469,938	657,561	45,857	103,442	4,701,633
Great-West Real Estate Index Fund Initial Class	673,644	6,287,461	2,323,370	2,227,954	(259,390)	85,076	7,834,484
Great-West Small Cap Growth Fund Initial Class	159,631	2,722,942	1,250,223	400,557	130,005	—	3,299,581
Great-West T. Rowe Price Equity Income Fund Initial Class	773,110	13,248,087	4,278,478	1,566,823	699,010	124,805	16,111,615
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	196,261	3,778,041	1,305,729	643,497	144,536	—	4,586,619
Great-West Templeton Global Bond Fund Initial Class	1,288,457	10,254,261	3,685,389	1,563,956	27,231	5,130	12,639,760
Great-West U.S. Government Mortgage Securities Fund Initial Class	815,384	7,937,605	3,169,686	1,546,432	(54,692)	104,467	9,857,993
					$4,228,119	$1,088,425	$195,329,078

Semi-Annual Report - June 30, 2014

Great-West Moderately Aggressive Profile I Fund
Affiliate	Shares Held/Account Balance 6/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2014
Great-West American Century Growth Fund Initial Class	617,927	$7,774,553	$341,037	$323,445	$85,730	$12,645	$8,175,174
Great-West Federated Bond Fund Initial Class	540,419	5,425,176	567,268	343,849	(2,700)	69,315	5,831,121
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,407,711	17,950,292	553,660	859,127	480,423	42,310	18,933,714
Great-West Invesco Small Cap Value Fund Initial Class	264,572	3,194,007	301,265	257,859	93,626	3,245	3,394,462
Great-West Life & Annuity Contract	14,549,695	13,610,775	1,390,189	558,697	—	107,428	14,549,695
Great-West Loomis Sayles Bond Fund Initial Class	448,159	6,012,313	532,443	391,467	(229)	95,905	6,444,528
Great-West Loomis Sayles Small Cap Value Fund Initial Class	118,800	3,209,941	312,643	144,526	112,163	7,404	3,408,370
Great-West MFS International Growth Fund Initial Class	742,427	9,256,306	621,029	400,085	94,433	—	9,621,862
Great-West MFS International Value Fund Initial Class	1,669,704	18,716,438	859,813	681,514	361,611	—	19,568,938
Great-West Multi-Manager Large Cap Growth Fund Initial Class	920,346	7,781,515	482,314	500,486	(121,299)	6,500	8,181,876
Great-West Putnam Equity Income Fund Initial Class	1,106,630	15,767,396	486,627	597,491	264,709	92,503	16,566,249
Great-West Putnam High Yield Bond Fund Initial Class	333,146	2,731,269	286,683	161,161	8,600	64,004	2,925,018
Great-West Real Estate Index Fund Initial Class	488,857	5,262,623	419,361	931,530	(99,181)	61,552	5,685,407
Great-West Small Cap Growth Fund Initial Class	164,820	3,224,072	632,445	288,281	17,471	—	3,406,821
Great-West T. Rowe Price Equity Income Fund Initial Class	795,693	15,752,048	685,312	327,133	372,874	128,267	16,582,240
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	202,273	4,488,683	326,811	194,643	174,538	—	4,727,111
Great-West Templeton Global Bond Fund Initial Class	801,165	7,354,648	632,738	283,284	27,823	3,173	7,859,430
Great-West U.S. Government Mortgage Securities Fund Initial Class	506,858	5,693,659	641,259	368,223	(17,436)	63,943	6,127,915
					$1,853,156	$758,194	$161,989,931

Semi-Annual Report - June 30, 2014

Great-West Aggressive Profile I Fund
Affiliate	Shares Held 6/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/30/2014
Great-West American Century Growth Fund Initial Class	469,881	$5,799,363	$255,958	$149,543	$39,134	$9,551	$6,216,531
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,072,504	13,400,804	349,588	364,334	288,820	31,963	14,425,173
Great-West Invesco Small Cap Value Fund Initial Class	201,596	2,372,939	252,313	166,985	61,396	2,437	2,586,471
Great-West Loomis Sayles Small Cap Value Fund Initial Class	90,243	2,390,716	248,223	88,094	69,897	5,564	2,589,077
Great-West MFS International Growth Fund Initial Class	565,917	6,889,121	656,786	319,253	74,301	—	7,334,283
Great-West MFS International Value Fund Initial Class	1,274,459	13,953,416	1,067,306	579,419	285,339	—	14,936,655
Great-West Multi-Manager Large Cap Growth Fund Initial Class	699,358	5,793,719	423,929	307,462	(86,019)	4,923	6,217,294
Great-West Putnam Equity Income Fund Initial Class	842,403	11,780,065	475,551	368,133	157,860	69,920	12,610,770
Great-West Real Estate Index Fund Initial Class	228,236	2,432,494	216,089	420,758	(44,125)	28,866	2,654,388
Great-West Small Cap Growth Fund Initial Class	125,195	2,394,794	534,186	225,975	10,353	—	2,587,787
Great-West T. Rowe Price Equity Income Fund Initial Class	605,716	11,761,893	753,793	339,429	189,673	97,171	12,623,124
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	153,981	3,349,180	223,045	105,589	76,605	—	3,598,544
					$1,123,234	$250,395	$88,380,097

3. PURCHASES & SALES OF INVESTMENTS

For the period ended June 30, 2014, the aggregate cost of purchases and proceeds from sales of investments were as follows:

	Purchases	Sales
Great-West Conservative Profile I Fund	$5,570,702	$2,943,107
Great-West Moderately Conservative Profile I Fund	9,203,873	3,833,896
Great-West Moderate Profile I Fund	56,004,198	29,772,291
Great-West Moderately Aggressive Profile I Fund	10,072,899	9,465,955
Great-West Aggressive Profile I Fund	5,456,766	4,558,208

4. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of June 30, 2014 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
Great-West Conservative Profile I Fund	$40,743,787	$2,521,561	$(344,486)	$2,177,075
Great-West Moderately Conservative Profile I Fund	68,672,358	6,429,173	(561,541)	5,867,632
Great-West Moderate Profile I Fund	175,411,997	20,940,400	(1,023,319)	19,917,081
Great-West Moderately Aggressive Profile I Fund	137,955,020	25,459,746	(1,424,835)	24,034,911
Great-West Aggressive Profile I Fund	73,199,763	16,133,913	(953,579)	15,180,334

Semi-Annual Report - June 30, 2014

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 17, 2014 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Aggressive Profile I Fund, Great-West Moderately Aggressive Profile I Fund, Great-West Moderate Profile I Fund, Great-West Moderately Conservative Profile I Fund and Great-West Conservative Profile I Fund (each, a “Fund,” collectively, the “Funds”) in accordance with their investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Funds.
On March 25, 2014, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance
The Board considered the investment performance of the Funds. The Board reviewed performance information for each Fund’s Initial Class as compared against its benchmark index and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2013. In evaluating the performance of the Funds, the Board noted how each Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing each Fund’s performance to that of its benchmark index.
The Board noted that for the Great-West Aggressive Profile I Fund, for the one-, three-, five- and ten-year periods ended December 31, 2013, the Fund was in the first, second, first and third quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also noted that, although the Fund underperformed its benchmark index for the one-, three- and ten-year periods ended December 1, 2013, it outperformed its benchmark index for the five-year period ended December 31, 2013.
For the Great-West Moderately Aggressive Profile I Fund, the Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2013, the Fund was in the second, second, second and first quartiles, respectively, of its peer group. The Board also noted that, although the Fund underperformed its benchmark index for the three-year period ended December 31, 2013, it outperformed its benchmark index for the one-, five- and ten-year periods ended December 31, 2013.
For the Great-West Moderate Profile I Fund, the Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2013, the Fund was in the second, second, second and first quartiles, respectively, of its peer group. The Board also noted that, although the Fund underperformed its benchmark index for the three-year period ended December 31, 2013, it outperformed its benchmark index for the one-, five- and ten-year periods ended December 31, 2013.
For the Great-West Moderately Conservative Profile I Fund, the Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2013, the Fund was in the third, third, fourth and second quartiles, respectively, of its peer group. The Board also noted that, although the Fund underperformed its benchmark index for the three-year period ended December 31, 2013, it outperformed its benchmark index for the one-, five- and ten-year periods ended December 31, 2013.
For the Great-West Conservative Profile I Fund, for the one-, three-, five- and ten-year periods ended December 31, 2013, the Board noted that the Fund was in the second, third, third, and second quartiles, respectively, of its peer group. The Board also noted that, although the Fund underperformed its benchmark index for the three-year period ended December 31, 2013, it outperformed its benchmark index for the one-, five- and ten-year periods ended December 31, 2013.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fee payable by the Funds. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered each Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and each Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, and each Fund’s total expense ratio including underlying fund fees and expenses in comparison to the peer group funds’ total expense ratios including underlying fund fees and expenses. The Board also considered each Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that for the Great-West Aggressive Profile I Fund, the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were average and the highest compared to the contractual management fees of its peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio was greater than the average and median total annual operating expense ratio of its peer group and peer universe and in the third quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses). The Board considered that excluding the fund in the peer group with the lowest expense ratio which primarily invests in underlying indexed funds, the Fund’s total expense ratio would only be 3% greater than the average expense ratio of its peer group.
For the Great-West Moderately Aggressive Profile I Fund, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were the highest compared to the contractual management fees of its peer group of funds. However, the Board noted that the Fund’s total annual operating expense ratio was lower than the average and median total operating expense ratio of its peer group and peer universe of funds and in the second quartile of its peer group.
For the Great-West Moderate Profile I Fund, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were higher than the average and median contractual management fee of its peer group of funds. However, the Board noted that the Fund’s total annual operating expense ratio was lower than the median and the same as the average total annual operating expense ratio of its peer group, lower than the average and median total annual operating expense ratio of its peer universe of funds and in the second quartile of its peer group.
For the Great-West Moderately Conservative Profile I Fund, the Board noted that the Fund’s Contractual Management Fee was greater than the average and the median contractual management fee of its peer group of funds and the Fund’s Management Fee Less Non-Management Expenses was greater than the median and the same as the average contractual management fee of its peer group of Funds. The Board further considered that the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer group and peer universe of funds and in the first quartile of its peer group.
For the Great-West Conservative Profile Fund I, the Board noted the Fund’s Contractual Management Fee was greater than the average and the median contractual management fee of its peer group of funds and the Fund’s Management Fee Less Non-Management Expenses was greater than the median and lower than the average contractual management fee of its peer group of Funds. The Board considered that the Fund’s total annual operating expense ratio was lower than average and the median total annual operating expense ratio of its peer group and peer universe of funds and in the second quartile of its peer group.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were reasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Funds, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Funds.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by an affiliate of GWCM. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that each Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continues to be fair and reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.

ITEM 2.    CODE OF ETHICS.

Not required in filing.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

(c) The registrant invests a portion of its assets in a guaranteed fixed interest contract issued by an affiliated insurance company. The registrant was improperly classifying the daily interest income on the guaranteed fixed interest contract as unrealized gain rather than interest income, which impacted classification of distributions. There was no NAV impact to shareholders; the registrant's shareholders are in tax-deferred products and, therefore, are not impacted by the distribution classification in the filing of their personal tax returns. However, the registrant's management, the registrant's adviser and the registrant's auditors determined the registrant's and the adviser's procedures for oversight of the financial reporting related to the guaranteed fixed interest contract constituted a significant deficiency in internal controls over financial reporting. Registrant and its management have enhanced the registrant's and the adviser's processes related to the financial reporting of the guaranteed fixed interest contract.

ITEM 12. EXHIBITS.

(a)    (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

By:    /s/ Mary Maiers
Mary Maiers
Chief Financial Officer & Treasurer

Date: August 29, 2014